FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 01, 2025 USD ($)	Jun. 30, 2025 oz $ / shares	Dec. 31, 2025 USD ($) oz $ / shares	Dec. 31, 2024 USD ($)	Mar. 28, 2024 oz $ / oz
Disclosure of detailed information about financial instruments [line items]
Proceeds from copper stream prepayment			$ 35.0	$ 0.0
Cash and cash equivalents			$ 215.4	106.4
Copper Stream liability [Member] | Minera Kolpa [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from copper stream prepayment	$ 35.0
Description of copper stream agreement, additional consideration	(i) 95.8% of produced copper or (ii) 0.03 pounds of copper per pound of lead produced. After 6,000 tonnes are delivered, Versamet will purchase 71.85% of produced copper, decreasing to 47.9% after 10,500 tonnes until the end of the term of the agreement.
Cash settlement percentage	10.00%
Offset against prepayment percentage	90.00%
Gold forward swap contract [Member] | Terronera debt facility [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement of gold under forward swap contracts | oz			13,946
Settlement of gold under forward swap contracts outstanding | oz			54,056
Ounces of gold with revised settlement price | oz					68,000
Ounces of gold revised forward settlement price | $ / oz					2,311
Silver zero cost collars [Member] | Terronera debt facility [Member]
Disclosure of detailed information about financial instruments [line items]
Un-margined zero cost collars | oz		968,000
Settlement of silver under forward swap contracts | oz			226,065
Settlement of silver under forward swap contracts outstanding | oz			741,935
Silver zero cost collars [Member] | Terronera debt facility [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [line items]
Price of un-margined zero cost collars | $ / shares		$ 31
Silver zero cost collars [Member] | Terronera debt facility [Member] | Maximum [Member]
Disclosure of detailed information about financial instruments [line items]
Price of un-margined zero cost collars | $ / shares		$ 42
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities			$ 0.9
Level 3 [Member] | Minera Kolpa [Member]
Disclosure of detailed information about financial instruments [line items]
Unobservable inputs, discount rate			15.00%
Level 3 [Member] | Copper Stream liability [Member] | Minera Kolpa [Member]
Disclosure of detailed information about financial instruments [line items]
Unobservable inputs in valuation of discount rate in credit risk and asset-specific risk	8.60%		7.50%
Foreign exchange contracts [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement of Mexican forward contracts			$ 53.3
Realized gains on settlement of Mexican forward contracts			5.0
Forward foreign exchange contracts outstanding			$ 30.0
Weighted average settlement exchange rate of forward contracts | $ / shares			$ 18.95
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue by more than 30 days				0.0
Other receivables overdue more than 30 days			$ 0.6	0.0
Loan receivables overdue by more than 30 days			1.3	0.2
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			$ 0.9	0.4
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 0.5
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash			$ 2.6	2.4
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 2.2
Foreign Currency Risk [Member] | Peruvian Sol [Member]
Disclosure of detailed information about financial instruments [line items]
Cash			$ 5.2	0.0
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 1.0
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			10.00%
Value at risk			$ 2.8	$ 0.3
Commodity Price Risk [Member] | Copper Stream liability [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 2.3
Commodity Price Risk [Member] | Gold forward swap liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 11.7
Commodity Price Risk [Member] | Silver zero cost collars [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			5.00%
Value at risk			$ 2.5
Interest Rate Risk [Member] | Interest rate on Debt Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			1.00%
Value at risk			$ 0.1
Interest Rate Risk [Member] | Interest rate risk on contingent payment [Member]
Disclosure of detailed information about financial instruments [line items]
Unobservable inputs, discount rate			15.00%
Confidence level used to determine risk adjustment			1.00%
Value at risk			$ 0.1
Interest Rate Risk [Member] | Interest rate risk on cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment			1.00%
Value at risk			$ 2.2
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Working capital surplus			146.4
Net assets held for sale			$ 26.1